Securities (Amortized Cost and Fair Value of Available-For-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	$ 169,616	$ 191,517
Fair value, securities	169,428	190,205
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	67,160	70,757
Fair value, securities	67,979	70,624
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	101,454	119,758
Fair value, securities	100,463	118,595
Other Available-for-Sale Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	1,002	1,002
Fair value, securities	$ 986	$ 986